Balance Sheet Components (Tables)	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of:

	As of
(in millions)	March 31, 2025	March 31, 2024
Research and development tax credit receivables	$103	$68
Prepayments	107	49
Other receivables	46	40
Total prepaid expenses and other current assets	$256	$157

Schedule of Accrued Compensation and Benefits
Accrued compensation and benefits consist of:

	As of
(in millions)	March 31, 2025	March 31, 2024
Accrued bonus, commissions, and cash awards	$24	$190
Accrued vacation and sabbatical	99	83
Accrued salaries and fringe benefits	12	25
Employee stock purchase plan liability	5	—
Total accrued compensation and benefits	$140	$298

Schedule of Other Current Liabilities
Other current liabilities consist of:

	As of
(in millions)	March 31, 2025	March 31, 2024
Employee related payroll taxes and payables (1)	$200	$674
Accrued expenses and fees	99	83
Electronic design automation liabilities	47	40
Trade payables (including payables to related parties of $11 and $7 as of March 31, 2025 and 2024, respectively)	63	26
Customer deposits	7	7
Finance lease liabilities	10	5
Total other current liabilities	$426	$835
(1) Employee related payroll taxes and payables are primarily related to vested RSUs during the three months ended March 31, 2025 and 2024, respectively, which will be or were, as applicable, paid in the subsequent quarter.